Subsequent Events	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

NOTE 11 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below and in Note 2, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On March 1, 2021, the Company entered into an Agreement and Plan of Merger with Rocket Lab, and Prestige USA Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of Rocket Lab (“Merger Sub”). The Agreement and the transactions contemplated thereby were unanimously approved by the boards of directors of each of the Company and Rocket Lab.

As a consequence of the merger, the Company will domesticate as a Delaware corporation (the “Domestication” and the Company following the Domestication, “Delaware Vector”) and, in connection therewith, (a) the Class A ordinary shares, par value $0.0001 per share, of Vector (the “Class A Shares”) and the Class B ordinary shares, par value $0.0001 per share, of Vector (the “Class B Shares”), issued and outstanding immediately prior to the Domestication will convert into an equal number of shares of common stock, par value $0.0001 per share, of Vector Delaware (the “Delaware Vector Common Stock”); (b) Vector’s warrants to purchase Class A Shares issued and outstanding immediately prior to the Domestication will convert into an equal number of warrants to purchase Delaware Vector Common Stock (the “Delaware Vector Warrants”) and (c) Vector’s units that have not been separated into Class A Shares and warrants issued and outstanding immediately prior to the Domestication will convert into an equal number of units of Delaware Vector (the “Delaware Vector Units”).

Immediately following the Domestication, Merger Sub will merge with and into Delaware Vector, with Delaware Vector surviving the merger as a wholly owned subsidiary of Rocket Lab (the “First Merger”), and in connection therewith, (a) the shares of Delaware Vector Common Stock (other than any treasury shares, shares held by Delaware Vector or any dissenting shares) issued and outstanding immediately prior to the effective time of the First Merger (the “First Effective Time”) will convert into an equal number of shares of Rocket Lab Common Stock; (b) the Delaware Vector Warrants that are outstanding and unexercised immediately prior to the First Effective Time will convert into an equal number of warrants to purchase Rocket Lab Common Stock (the “Assumed Warrants”) and (c) the Delaware Vector Units that are outstanding immediately prior to the First Effective Time will convert into an equal number of units of Rocket Lab (the “Assumed Units”); and immediately following the First Effective Time, Rocket Lab will merge with and into Delaware Vector, with Delaware Vector surviving the merger (Delaware Vector as the surviving corporation, “Pubco” and such merger, the “Second Merger” and, together with the First Merger, the “Mergers”). If the closing price of Pubco Common Stock is equal to or greater than $20.00 for a period of at least 20 days out of 30 consecutive trading days during the period commencing on the 90th day following the Closing and ending on the 180th day following the Closing, the Rocket Lab stockholders will be entitled to receive additional shares of Pubco Common Stock equal to 8% of the Aggregate Share Consideration.

The Domestication, the Mergers and the other transactions contemplated by the Agreement are hereinafter referred to as the “Business Combination”. The Business Combination is expected to close in the third quarter of 2021, subject to the satisfaction of certain customary closing conditions.

Concurrently with the execution of the Agreement, the Company entered into subscription agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to subscribe for and purchase, and Vector agreed to issue and sell to such PIPE Investors, immediately prior to Closing, an aggregate of 46,700,000 shares of Pubco Common Stock for a purchase price of $10.00 per share, for aggregate gross proceeds of $467,000,000 (the “PIPE Financing”).

The closing of the PIPE Financing is contingent upon, among other things, the substantially concurrent consummation of the Business Combination. The Subscription Agreements provide that Vector will grant the investors in the PIPE Financing certain customary registration rights.

Rocket Lab USA, Inc.
Subsequent Events

21. SUBSEQUENT EVENTS

On May 13, 2021, the Company borrowed $15,000 as a Term Loan advance under its Loan and Security Agreement (see Note 10).

On June 10, 2021, the Company entered into a $100,000 secured term loan agreement with Hercules Capital, Inc. and borrowed the full amount under the secured term loan agreement. The term loan has a maturity date of June 1, 2024 and is secured by substantially all of the assets of the Company. Payments due for the term loan are interest-only until the maturity date with interest payable monthly in arrears. The outstanding principal bears (i) cash interest at the greater of (a) 8.15% or (b) 8.15% plus the prime rate minus 3.25% and (ii) payment-in-kind interest of 1.25% which is accrued and added to the outstanding principal balance. Prepayment of the outstanding principal is permitted under the loan agreement and subject to certain prepayment fees. In connection with the secured term loan, the Company paid an initial facility charge of $1,000. In addition, the Company will be required to pay an end of term charge of $3,250 upon repayment of the loan. The secured term loan agreement contains customary representations, warranties, non-financial covenants, and events of default.

In connection with the $100,000 term loan, the Company repaid the $15,000 Term Loan advance under the Loan and Security Agreement and terminated the Loan and Security Agreement.

The Company has evaluated subsequent events through the date that the financial statements were available to be issued on June 25, 2021. Management was not aware of any other subsequent events that would require recognition or disclosure in the financial statements.

21. SUBSEQUENT EVENTS

On March 1, 2021, the Company entered into an Agreement and Plan of Merger (“Merger Agreement”) with Vector Acquisition Corporation, a publicly traded special purpose acquisition company and Cayman Islands exempted company (“Vector”), and Prestige USA Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of Rocket Lab (“Merger Sub”) which was subsequently amended on May 7, 2021.

At the closing, Vector will become a Delaware corporation (“Delaware Vector”), and Merger Sub will merge with and into Delaware Vector, with Delaware Vector surviving the merger as a wholly owned subsidiary of Rocket Lab (the “First Merger”). Immediately following the First Merger, Rocket Lab will merge with and into Delaware Vector, with Delaware Vector surviving the merger (“Second Merger”, and together with the First Merger, the “Mergers”) for form the post-transaction combined entity (“Pubco”).

In connection with the Mergers, the shareholders of the Company will exchange their interests in the Company for interests in the Pubco. The Mergers are expected to close during 2021.

The Company has evaluated subsequent events through the date that the financial statements were available to be issued on May 7, 2021. Management was not aware of any other subsequent events that would require recognition or disclosure in the financial statements.